SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) MOP$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MOP (MOP$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Schedule Of Significant Accounting Policies [Line Items]
Interest expenses incurred	$ 440,654		$ 380,904	$ 352,673
Interest expenses capitalized	63,932		30,360	11,834
Impairment loss recognized on goodwill and intangible assets	0		0	13,867
Impairment loss recognized on assets held for sale			3,643	8,127
Gaming taxes and license fees	489,730		842,722	754,733
Advertising and promotional expenses	29,421		39,811	34,061
Other current assets	41,643		36,238
Prepaid expenses	77,767		73,092
Payment of premium on extension of subconcession contract	5,815	MOP$ 47,000
Impairment loss recognized on assets held for sale	6,794		0	0
Impairment loss recognized on property and equipment	$ 3,595		3,643	8,127
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Costs and Expenses	Costs and Expenses
Japan Ski Resort [Member]
Schedule Of Significant Accounting Policies [Line Items]
Impairment loss recognized on goodwill and intangible assets				$ 13,867
Freehold land [Member]
Schedule Of Significant Accounting Policies [Line Items]
Impairment loss recognized on property and equipment			$ 1,147
Internal-use Software [Member] | Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life	3 years	3 years
Internal-use Software [Member] | Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life	15 years	15 years
Land Use Rights [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life	40 years	40 years
Amortization method	straight-line basis	straight-line basis